OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES
11	OTHER LIABILITIES

The local authorities in Zhuhai, PRC, operate certain government subsidy programs which are intended to encourage companies to invest in the high technology industry in Zhuhai.

For the year ended December 31, 2014, Actions Semiconductor Zhuhai were further granted $232 advance subsidies, the total liabilities amounted to $1,929, which was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied.

For the year ended December 31, 2015, Actions Semiconductor Zhuhai and Actions Technology Zhuhai were further granted $1,357 advance subsidies, the total liabilities amounted to $1,771, which was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied.

The estimated fair value of the advances granted to Actions Semiconductor Zhuhai based on the Group's borrowing interest rate from independent financial institution was approximately $1,666, $1,831 and $1,697 at December 31, 2013, 2014 and 2015, respectively.